Financial Instruments - Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ (839,791)	$ (70,390,903)
Notional Amount	1,194,277,973	1,606,944,390
Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	3,302,843	(2,150,524)
Notional Amount	60,281,477	33,807,926
Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	280,156,234	634,856,156
Less Than One Year [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	30,063,763	31,746,086
One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	305,572,908	154,954,548
One to Two Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	21,189,518	2,061,840
Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	8,742,828	299,496,000
Two to Three Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	8,742,828
Three to Four Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	504,676,413
Three to Four Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	285,368
Four to Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	95,129,590	517,637,686
Exchange rate hedge [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	10,748,873	(60,827,741)
Notional Amount	742,973,996	1,049,018,464
Exchange rate hedge [Member] | Less Than One Year [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	143,449,971	490,799,070
Exchange rate hedge [Member] | One to Two Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	3,390	40,581,708
Exchange rate hedge [Member] | Three to Four Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	504,391,045
Exchange rate hedge [Member] | Four to Five Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	95,129,590	517,637,686
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	10,748,873	(60,827,741)
Notional Amount	742,973,996	1,049,018,464
Exchange rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	143,449,971	490,799,070
Exchange rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	3,390	40,581,708
Exchange rate hedge [Member] | Cash flow hedge [Member] | Three to Four Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	504,391,045
Exchange rate hedge [Member] | Cash flow hedge [Member] | Four to Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	95,129,590	517,637,686
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(14,891,507)	(7,412,638)
Notional Amount	391,022,500	524,118,000
Interest rate hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	106,642,500	112,311,000
Interest rate hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	284,380,000	112,311,000
Interest rate hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount		299,496,000
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(14,891,507)	(7,412,638)
Notional Amount	391,022,500	524,118,000
Interest rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	106,642,500	112,311,000
Interest rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	$ 284,380,000	112,311,000
Interest rate hedge [Member] | Cash flow hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount		$ 299,496,000